Schedule I - Condensed Financial Information of Parent Company (Statements of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 285	$ 257	$ 32
Loss from discontinued operations, net of income taxes	(26)	1	87
Adjustments to reconcile net income to net cash from operating activities:
Deferred income taxes	274	140	345
Changes in:
Other assets and liabilities	16	43	51
Net Cash From (Used By) Operating Activities	592	686	813
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of Conectiv Energy wholesale power generation business			1,640
Net Cash (Used By) From Investing Activities	(969)	(747)	718
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid on common stock	(248)	(244)	(241)
Common stock issued for the Dividend Reinvestment Plan and employee-related compensation	51	47	47
Issuance of long-term debt	450	235	383
Reacquisitions of long-term debt	(176)	(70)	(1,726)
Costs of issuances	(9)	(10)	(7)
Net Cash From (Used By) Financing Activities	293	149	(1,556)
Net (Decrease) Increase In Cash and Cash Equivalents	(84)	88	(25)
Cash and Cash Equivalents at Beginning of Year	109	21	46
CASH AND CASH EQUIVALENTS AT END OF YEAR	25	109	21
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	285	257	32
Loss from discontinued operations, net of income taxes	(26)	1	87
Adjustments to reconcile net income to net cash from operating activities:
Distributions from related parties less than earnings	(93)	(205)	(130)
Deferred income taxes	(31)	(16)	(5)
Changes in:
Prepaid and other	(23)	23	24
Accounts payable	6	2	1
Interest and taxes	39	42	(130)
Other assets and liabilities	4	11	31
Net Cash From (Used By) Operating Activities	161	115	(90)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of Conectiv Energy wholesale power generation business			1,035
Net Cash (Used By) From Investing Activities			1,035
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid on common stock	(248)	(244)	(241)
Common stock issued for the Dividend Reinvestment Plan and employee-related compensation	51	47	47
Issuance of long-term debt			250
Capital distribution to subsidiaries, net	(110)	(20)	(31)
Reacquisitions of long-term debt			(1,644)
Decrease in notes receivable from associated companies	154		318
(Repayments) issuances of short-term debt, net	(1)	235	(94)
Costs of issuances	(2)	(7)	(4)
Net Cash From (Used By) Financing Activities	(156)	11	(1,399)
Net (Decrease) Increase In Cash and Cash Equivalents	5	126	(454)
Cash and Cash Equivalents at Beginning of Year	257	131	585
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 262	$ 257	$ 131